Statement of Shareholders' Equity (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Deficit Accumulated during the Development Stage	Total
Balance at beginning at Dec. 31, 2010		$ 5,120	$ 5,914,530	$ (5,817,182)	$ 102,468
Balance at beginning, shares at Dec. 31, 2010		5,120,229
Issuance of common stock for cash		800	799,200		800,000
Issuance of common stock for cash, shares		800,000
Common stock compensation cost			12,844		12,844
Net Loss				(694,634)	(694,634)
Balance at end at Jun. 30, 2011		$ 5,920	$ 6,726,574	$ (6,511,816)	$ 220,678
Balance at end, shares at Jun. 30, 2011		5,920,229			5,920,229